INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 11, 2018
Amortization expense	$ 20,059	$ 14,722	$ 44,956	$ 77,623	$ 95,341	$ 15,891	$ 19,839
Impairment of capitalized patent costs					48,599
Patents	1,158,723		1,158,723		$ 787,403	$ 754,259		$ 315,000
Patents [Member]
Patent costs written off